UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

BrandywineGLOBAL - Global Opportunities Bond Fund
Class A [GOBAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.17%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7008-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	13.17	-2.86	1.62
Class A (with sales charge)	8.91	-3.70	1.18
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7008-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7008-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C [LGOCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$181	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.23%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7506-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	12.23	-3.54	0.91
Class C (with sales charge)	11.23	-3.54	0.91
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7506-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7506-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class C1 [GOBCX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$154	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.65%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7500-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	12.65	-2.81	1.45
Class C1 (with sales charge)	11.65	-2.81	1.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7500-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7500-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class FI [GOBFX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$107	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.10%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7265-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	13.10	-2.86	1.63
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7265-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7265-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class R [LBORX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$133	1.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 12.75%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7200-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	12.75	-3.12	1.35
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7200-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7200-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class I [GOBIX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$70	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.51%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7228-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	13.51	-2.56	1.94
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7228-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7228-ATSR-0226

BrandywineGLOBAL - Global Opportunities Bond Fund
Class IS [GOBSX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about BrandywineGLOBAL - Global Opportunities Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$59	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of BrandywineGLOBAL - Global Opportunities Bond Fund returned 13.60%. The Fund compares its performance to the  FTSE World Government Bond Index, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The euro was the largest contributor to performance, supported by improving European growth expectations and sentiment. Strong relative demand amid a weakening U.S. dollar drove gains in the first half of 2025, reinforced by continued euro area disinflation that reduced macro uncertainty and supported European risk assets and the currency.

↑
Local-currency Mexican bonds also contributed to performance, supported by elevated real yields and strong investor demand for higher-yielding assets during periods of contained volatility and improved risk appetite. Banxico delivered multiple rate cuts in 2025 as inflation moderated, allowing policy to become incrementally less restrictive.

↑
U.S. Treasury duration was additive, as the Fund tactically increased exposure when yields approached 5% and growth momentum and policy expectations began to shift. Signs of a softening labor market pushed yields lower as investors priced in additional rate cuts, helping offset the fiscal and tariff-related uncertainties that weighed on markets in the first half of the year.

Top detractors from performance:
↓
The Japanese yen was the largest detractor, weighed down by persistent yield differentials and its continued role as a funding currency for global carry trades during risk-on periods. Although the Bank of Japan raised its policy rate to the highest level in 30 years, cautious guidance on the future pace of hikes limited support for the currency.

↓
The South Korean won was a moderate detractor, reflecting a challenging mix of domestic political uncertainty, sensitivity to global trade conditions, and an unfavorable relative-rate backdrop at key points during the year. Political developments in particular weighed on sentiment.

Use of derivatives and the impact on performance:
The Fund utilized currency forwards for hedging and alpha purposes, which contributed to performance. Bond futures were used as a duration management, hedging, and alpha source, which detracted from period.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 1	7266-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	13.60	-2.45	2.05
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
FTSE World Government Bond Index	7.55	-3.53	0.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,161,821,095
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	35
Total Management Fee Paid	$6,491,276
Portfolio Turnover Rate	235%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 2	7266-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective 12/31/2025, David F. Hoffman, CFA stepped down as a member of the portfolio management team. Effective 7/31/2025, Paul Mielczarski joined the team.
This is a summary of a change and a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Global Opportunities Bond Fund	PAGE 3	7266-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,436 in December 31, 2024 and $140,830 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $32,000 in December 31, 2024 and $32,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $762,983 in December 31, 2024 and $783,394 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Inflation Indexed Plus Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Inflation Indexed Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 87.5%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	$1,819,872	$1,878,945
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	4,951,600	5,335,469
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	753,225	746,366
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,180,256	2,321,523
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	4,052,704	2,336,022
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,169,660	619,589
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	2,450,069	2,412,807
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,018,336	981,411
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	2,380,017	2,404,020
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	2,277,972	2,161,215
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	1,022,850	1,028,264
U.S. Treasury Notes, Inflation Indexed	1.125%	10/15/30	1,006,610	991,509
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	293,652	268,425
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	2,951,343	2,832,849
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	5,084,400	5,057,512
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	2,785,698	2,835,855
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	1,014,030	1,011,632

Total U.S. Treasury Inflation Protected Securities (Cost — $36,641,884)				35,223,413
Corporate Bonds & Notes — 5.2%
Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	130,000	135,254 (a)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	200,000	179,416
Energy Transfer LP, Senior Notes	5.250%	4/15/29	120,000	123,349
EQT Corp., Senior Notes	5.000%	1/15/29	120,000	121,700
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000	232,320
ONEOK Inc., Senior Notes	5.800%	11/1/30	110,000	116,005
Targa Resources Corp., Senior Notes	4.200%	2/1/33	130,000	124,510

Total Energy				1,032,554
Materials — 2.7%
Metals & Mining — 2.1%
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000	308,738 (a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000	158,208
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	139,925 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	231,517
Total Metals & Mining				838,388
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Inflation Indexed Plus Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Paper & Forest Products — 0.6%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	$240,000	$240,328 (b)

Total Materials				1,078,716
Total Corporate Bonds & Notes (Cost — $2,105,668)				2,111,270
Collateralized Mortgage Obligations(c) — 4.8%
Benchmark Mortgage Trust, 2023-B38 A4	5.525%	4/15/56	130,000	136,015
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	5.442%	3/15/40	322,915	323,703 (a)(d)
BX Trust, 2022-VAMF A (1 mo. Term SOFR + 0.850%)	4.600%	1/15/39	190,000	189,929 (a)(d)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	230,000	237,167 (a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	185,451 (a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	91,072 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021- DNA6 M2 (30 Day Average SOFR + 1.500%)	5.374%	10/25/41	151,997	152,472 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022- DNA2 M1B (30 Day Average SOFR + 2.400%)	6.274%	2/25/42	200,000	202,964 (a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A3	3.459%	12/15/49	189,679	188,604
PRKCM Trust, 2025-AFC1 A1	5.101%	10/25/60	98,464	98,685 (a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.341%	4/25/35	114,293	111,057 (d)

Total Collateralized Mortgage Obligations (Cost — $1,948,411)				1,917,119
Sovereign Bonds — 1.0%
Peru — 1.0%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	90,000	91,899
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	410,000	317,586

Total Sovereign Bonds (Cost — $402,765)				409,485
Total Investments — 98.5% (Cost — $41,098,728)				39,661,287
Other Assets in Excess of Liabilities — 1.5%				591,045
Total Net Assets — 100.0%				$40,252,332

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

 Western Asset Inflation Indexed Plus Bond Fund
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	9	6/26	$2,171,494	$2,170,913	$(581)
U.S. Treasury 5-Year Notes	49	3/26	5,355,085	5,355,930	845
					264
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	21	3/26	2,510,120	2,478,000	32,120
Net unrealized appreciation on open futures contracts					$32,384

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,017	EUR	2,597	JPMorgan Chase & Co.	1/16/26	$(38)

Abbreviation(s) used in this table:
EUR	—	Euro
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Inflation Indexed Plus Bond Fund
At December 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$890,000	11/21/30	2.452%*	CPURNSA*	$(3,161)	$—	$(3,161)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$2,690,000	12/20/30	1.000% quarterly	$60,912	$56,834	$4,078

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.241%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments, at value (Cost — $41,098,728)	$39,661,287
Foreign currency, at value (Cost — $16,133)	16,805
Cash	245,925
Interest receivable	236,541
Receivable from brokers — net variation margin on centrally cleared swap contracts	121,592
Deposits with brokers for open futures contracts	94,521
Receivable for Fund shares sold	65,747
Receivable from brokers — net variation margin on open futures contracts	1,908
Prepaid expenses	33,502
Total Assets	40,477,828
Liabilities:
Payable for Fund shares repurchased	93,174
Fund accounting fees payable	61,936
Audit and tax fees payable	51,227
Investment management fee payable	9,587
Service and/or distribution fees payable	1,544
Directors’ fees payable	218
Unrealized depreciation on forward foreign currency contracts	38
Accrued expenses	7,772
Total Liabilities	225,496
Total Net Assets	$40,252,332
Net Assets:
Par value (Note 7)	$4,233
Paid-in capital in excess of par value	59,775,316
Total distributable earnings (loss)	(19,527,217)
Total Net Assets	$40,252,332
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2025
Net Assets:
Class A	$5,534,089
Class C	$420,032
Class C1	$6
Class FI	$107,679
Class R	$41,105
Class I	$11,300,849
Class IS	$22,848,572
Shares Outstanding:
Class A	590,407
Class C	46,456
Class C1	1
Class FI	11,586
Class R	4,459
Class I	1,190,781
Class IS	2,389,006
Net Asset Value:
Class A* (and redemption price)	$9.37
Class C*	$9.04
Class C1* (and redemption price)	$9.51 [1]
Class FI* (and redemption price)	$9.29
Class R* (and redemption price)	$9.22
Class I* (and redemption price)	$9.49
Class IS* (and redemption price)	$9.56
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.74

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
[1]	Net asset value per share may not recalculate due to rounding.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$2,059,103
Dividends from affiliated investments	3,020
Less: Foreign taxes withheld	(441)
Total Investment Income	2,061,682
Expenses:
Registration fees	106,585
Investment management fee (Note 2)	89,672
Fund accounting fees	66,796
Audit and tax fees	53,227
Service and/or distribution fees (Notes 2 and 5)	21,502
Transfer agent fees (Notes 2 and 5)	19,610
Legal fees	7,997
Directors’ fees	3,169
Shareholder reports	2,879
Custody fees	499
Commitment fees (Note 9)	380
Insurance	311
Miscellaneous expenses	13,589
Total Expenses	386,216
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(80,795)
Net Expenses	305,421
Net Investment Income	1,756,261
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,054,830)
Futures contracts	264,150
Swap contracts	15,627
Forward foreign currency contracts	(6,035)
Foreign currency transactions	(535)
Net Realized Loss	(3,781,623)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,897,626
Futures contracts	(96,340)
Swap contracts	917
Forward foreign currency contracts	(12,567)
Foreign currencies	1,393
Change in Net Unrealized Appreciation (Depreciation)	4,791,029
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,009,406
Increase in Net Assets From Operations	$2,765,667
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$1,756,261	$1,529,686
Net realized loss	(3,781,623)	(1,873,806)
Change in net unrealized appreciation (depreciation)	4,791,029	978,942
Increase in Net Assets From Operations	2,765,667	634,822
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,758,192)	(1,818,121)
Decrease in Net Assets From Distributions to Shareholders	(1,758,192)	(1,818,121)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,401,664	10,016,895
Reinvestment of distributions	1,744,965	1,783,626
Cost of shares repurchased	(21,528,864)	(25,167,673)
Decrease in Net Assets From Fund Share Transactions	(9,382,235)	(13,367,152)
Decrease in Net Assets	(8,374,760)	(14,550,451)
Net Assets:
Beginning of year	48,627,092	63,177,543
End of year	$40,252,332	$48,627,092
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.18	$9.40	$9.37	$11.44	$12.29
Income (loss) from operations:
Net investment income	0.34	0.24	0.24	0.53	0.47
Net realized and unrealized gain (loss)	0.22	(0.16)	0.03	(1.99)	0.06
Total income (loss) from operations	0.56	0.08	0.27	(1.46)	0.53
Less distributions from:
Net investment income	(0.37)	(0.30)	(0.24)	(0.61)	(0.59)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.37)	(0.30)	(0.24)	(0.61)	(1.38)
Net asset value, end of year	$9.37	$9.18	$9.40	$9.37	$11.44
Total return[2]	6.14%	0.85%	2.90%	(12.88)%	4.50%
Net assets, end of year (000s)	$5,534	$7,663	$10,283	$19,810	$10,798
Ratios to average net assets:
Gross expenses	1.12%	1.02%	0.90%	0.84%	0.75%
Net expenses[3,4]	0.90	0.90	0.88	0.82	0.75
Net investment income	3.61	2.57	2.58	5.18	3.83
Portfolio turnover rate	41%	7%	19%	39%	80%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$8.87	$9.08	$9.06	$11.09	$11.96
Income (loss) from operations:
Net investment income	0.26	0.12	0.17	0.42	0.38
Net realized and unrealized gain (loss)	0.21	(0.11)	0.02	(1.90)	0.05
Total income (loss) from operations	0.47	0.01	0.19	(1.48)	0.43
Less distributions from:
Net investment income	(0.30)	(0.22)	(0.17)	(0.55)	(0.51)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.30)	(0.22)	(0.17)	(0.55)	(1.30)
Net asset value, end of year	$9.04	$8.87	$9.08	$9.06	$11.09
Total return[2]	5.33%	0.13%	2.14%	(13.48)%	3.75%
Net assets, end of year (000s)	$420	$585	$1,697	$2,296	$1,481
Ratios to average net assets:
Gross expenses	1.91%	1.76%	1.64%	1.54%	1.45%
Net expenses[3,4]	1.65	1.65	1.62	1.51	1.45
Net investment income	2.90	1.31	1.91	4.25	3.23
Portfolio turnover rate	41%	7%	19%	39%	80%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

For a share of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.30	$9.46	$9.29	$11.42	$12.20
Income (loss) from operations:
Net investment income	0.22	0.15	0.18	0.54	0.39
Net realized and unrealized gain (loss)	0.22	(0.16)	0.16	(2.20)	0.13
Total income (loss) from operations	0.44	(0.01)	0.34	(1.66)	0.52
Less distributions from:
Net investment income	(0.23)	(0.15)	(0.17)	(0.47)	(0.51)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.23)	(0.15)	(0.17)	(0.47)	(1.30)
Net asset value, end of year	$9.51	$9.30	$9.46	$9.29	$11.42
Total return[2]	4.75%	(0.06)%	2.05%	(13.29)%	4.46%[3]
Net assets, end of year	$6	$307	$331	$316	$30,534
Ratios to average net assets:
Gross expenses	17.43%	11.43%	22.29%	2.01%	1.94%
Net expenses[4,5]	1.40	1.40	1.40	1.40	1.40
Net investment income	2.30	1.58	1.90	5.15	3.24
Portfolio turnover rate	41%	7%	19%	39%	80%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 3.82% for the year ended December 31, 2021.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.11	$9.33	$9.30	$11.35	$12.20
Income (loss) from operations:
Net investment income	0.35	0.24	0.26	0.58	0.47
Net realized and unrealized gain (loss)	0.21	(0.15)	(0.01)[2]	(2.02)	0.07
Total income (loss) from operations	0.56	0.09	0.25	(1.44)	0.54
Less distributions from:
Net investment income	(0.38)	(0.31)	(0.22)	(0.61)	(0.60)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.38)	(0.31)	(0.22)	(0.61)	(1.39)
Net asset value, end of year	$9.29	$9.11	$9.33	$9.30	$11.35
Total return[3]	6.15%	0.96%	2.71%	(12.83)%	4.56%
Net assets, end of year (000s)	$108	$97	$98	$336	$816
Ratios to average net assets:
Gross expenses	1.24%	1.08%	0.94%	0.82%	0.70%
Net expenses[4,5]	0.85	0.85	0.85	0.80	0.69
Net investment income	3.73	2.58	2.74	5.57	3.89
Portfolio turnover rate	41%	7%	19%	39%	80%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

For a share of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.04	$9.26	$9.23	$11.28	$12.13
Income (loss) from operations:
Net investment income	0.33	0.22	0.21	0.45	0.42
Net realized and unrealized gain (loss)	0.20	(0.16)	0.03	(1.93)	0.07
Total income (loss) from operations	0.53	0.06	0.24	(1.48)	0.49
Less distributions from:
Net investment income	(0.35)	(0.28)	(0.21)	(0.57)	(0.55)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.35)	(0.28)	(0.21)	(0.57)	(1.34)
Net asset value, end of year	$9.22	$9.04	$9.26	$9.23	$11.28
Total return[2]	5.80%	0.75%	2.56%	(13.08)%	4.16%
Net assets, end of year (000s)	$41	$19	$104	$61	$102
Ratios to average net assets:
Gross expenses	1.75%	1.70%	1.37%	1.36%	1.13%
Net expenses[3,4]	1.15	1.15	1.15	1.15	1.13
Net investment income	3.58	2.36	2.33	4.36	3.45
Portfolio turnover rate	41%	7%	19%	39%	80%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.29	$9.51	$9.47	$11.55	$12.40
Income (loss) from operations:
Net investment income	0.39	0.26	0.28	0.60	0.54
Net realized and unrealized gain (loss)	0.20	(0.16)	0.03	(2.05)	0.03
Total income (loss) from operations	0.59	0.10	0.31	(1.45)	0.57
Less distributions from:
Net investment income	(0.39)	(0.32)	(0.27)	(0.63)	(0.63)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.39)	(0.32)	(0.27)	(0.63)	(1.42)
Net asset value, end of year	$9.49	$9.29	$9.51	$9.47	$11.55
Total return[2]	6.41%	1.05%	3.29%	(12.63)%	4.74%
Net assets, end of year (000s)	$11,301	$6,337	$10,677	$16,624	$34,615
Ratios to average net assets:
Gross expenses	0.88%	0.80%[3]	0.61%	0.56%	0.39%
Net expenses[4,5]	0.71	0.71 [3]	0.58	0.54	0.39
Net investment income	4.09	2.75	2.97	5.66	4.34
Portfolio turnover rate	41%	7%	19%	39%	80%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, prior to May 1, 2023, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%.
Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

For a share of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$9.36	$9.58	$9.54	$11.63	$12.46
Income (loss) from operations:
Net investment income	0.38	0.27	0.28	0.60	0.54
Net realized and unrealized gain (loss)	0.22	(0.16)	0.03	(2.05)	0.06
Total income (loss) from operations	0.60	0.11	0.31	(1.45)	0.60
Less distributions from:
Net investment income	(0.40)	(0.33)	(0.27)	(0.64)	(0.64)
Net realized gains	—	—	—	—	(0.79)
Total distributions	(0.40)	(0.33)	(0.27)	(0.64)	(1.43)
Net asset value, end of year	$9.56	$9.36	$9.58	$9.54	$11.63
Total return[2]	6.45%	1.15%	3.35%	(12.54)%	4.99%
Net assets, end of year (000s)	$22,849	$33,926	$40,318	$58,982	$64,384
Ratios to average net assets:
Gross expenses	0.77%	0.70%[3]	0.52%	0.47%	0.28%
Net expenses[4,5]	0.60	0.61 [3]	0.49	0.44	0.28
Net investment income	3.94	2.85	2.96	5.68	4.37
Portfolio turnover rate	41%	7%	19%	39%	80%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2023, the expense limitation was 0.40%.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$35,223,413	—	$35,223,413
Corporate Bonds & Notes	—	2,111,270	—	2,111,270
Collateralized Mortgage Obligations	—	1,917,119	—	1,917,119
Sovereign Bonds	—	409,485	—	409,485
Total Investments	—	$39,661,287	—	$39,661,287
Other Financial Instruments:
Futures Contracts††	$32,965	—	—	$32,965
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$4,078	—	4,078
Total Other Financial Instruments	$32,965	$4,078	—	$37,043
Total	$32,965	$39,665,365	—	$39,698,330
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$581	—	—	$581
Forward Foreign Currency Contracts††	—	$38	—	38
Centrally Cleared Interest Rate Swaps††	—	3,161	—	3,161
Total	$581	$3,199	—	$3,780

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and
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Notes to Financial Statements (cont’d)
Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the total notional value of all credit default swaps to sell protection was $2,690,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $38. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(m) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$4,631	$(4,631)
(a)
Reclassifications are due to return of capital and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS as a result of interest expense. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. Prior to May 1, 2023, the expense limitation of Class I and Class IS shares were 0.50% and 0.40%, respectively.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $80,795, which included an affiliated money market fund waiver of $68.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2026	$10,956	$985	$32	$220	$260	$7,386	$33,282
Expires December 31, 2027	13,847	1,407	49	399	228	17,828	46,969
Total fee waivers/ expense reimbursements subject to recapture	$24,803	$2,392	$81	$619	$488	$25,214	$80,251
For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $2,779 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$12
CDSCs	—
All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$520,625	$17,445,089
Sales	2,771,744	25,288,965
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$41,317,269	$225,501	$(1,881,483)	$(1,655,982)
Futures contracts	—	32,965	(581)	32,384
Forward foreign currency contracts	—	—	(38)	(38)
Swap contracts	56,834	4,078	(3,161)	917
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$32,965	—	$32,965
Centrally cleared swap contracts[3]	—	$4,078	4,078
Total	$32,965	$4,078	$37,043

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$581	—	$581
Forward foreign currency contracts	—	$38	38
Centrally cleared swap contracts[3]	3,161	—	3,161
Total	$3,742	$38	$3,780
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$244,217	$19,933	—	$264,150
Swap contracts	(259)	—	$15,886	15,627
Forward foreign currency contracts	—	(6,035)	—	(6,035)
Total	$243,958	$13,898	$15,886	$273,742

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(96,340)	—	—	$(96,340)
Swap contracts	(3,161)	—	$4,078	917
Forward foreign currency contracts	—	$(12,567)	—	(12,567)
Total	$(99,501)	$(12,567)	$4,078	$(107,990)
During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$6,460,164
Futures contracts (to sell)	4,360,974
Forward foreign currency contracts (to buy)†	22,005
Forward foreign currency contracts (to sell)	217,461
Average Notional Balance**
Interest rate swap contracts	$572,000
Credit default swap contracts (sell protection)	1,966,154

*	Based on the average of the market values at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
JPMorgan Chase & Co.	—	$(38)	$(38)	—	$(38)
Total	—	$(38)	$(38)	—	$(38)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$15,705	$6,271
Class C	5,346	758
Class C1	2	48
Class FI	259	221
Class R	190	183
Class I	—	11,553
Class IS	—	576
Total	$21,502	$19,610
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$13,856
Class C	1,408
Class C1	49
Class FI	399
Class R	228
Class I	17,840
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Waivers/Expense Reimbursements
Class IS	$47,015
Total	$80,795
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$235,517	$274,951
Class C	16,827	17,966
Class C1	8	5
Class FI	4,194	3,158
Class R	1,504	1,131
Class I	460,681	269,749
Class IS	1,039,461	1,251,161
Total	$1,758,192	$1,818,121
7. Capital shares
At December 31, 2025, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	28,055	$263,648	173,407	$1,624,746
Shares issued on reinvestment	24,341	229,113	26,707	247,205
Shares repurchased	(296,558)	(2,780,392)	(459,812)	(4,303,387)
Net decrease	(244,162)	$(2,287,631)	(259,698)	$(2,431,436)
Class C
Shares sold	1,823	$16,545	3,829	$34,457
Shares issued on reinvestment	1,826	16,598	1,993	17,797
Shares repurchased	(23,149)	(211,368)	(126,764)	(1,139,809)
Net decrease	(19,500)	$(178,225)	(120,942)	$(1,087,555)
Class C1
Shares sold	2	$16	1	$16
Shares issued on reinvestment	1	8	1	5
Shares repurchased	(35)	(340)	(4)	(19)
Net increase (decrease)	(32)	$(316)	(2)	$2
Class FI
Shares sold	533	$4,975	491	$4,583
Shares issued on reinvestment	449	4,194	344	3,158
Shares repurchased	—	—	(772)	(7,136)
Net increase	982	$9,169	63	$605

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class R
Shares sold	2,270	$20,807	612	$5,636
Shares issued on reinvestment	89	821	72	656
Shares repurchased	(7)	(63)	(9,778)	(89,936)
Net increase (decrease)	2,352	$21,565	(9,094)	$(83,644)
Class I
Shares sold	646,997	$6,162,591	252,483	$2,407,338
Shares issued on reinvestment	47,708	454,770	28,286	264,899
Shares repurchased	(185,787)	(1,776,395)	(721,740)	(6,836,236)
Net increase (decrease)	508,918	$4,840,966	(440,971)	$(4,163,999)
Class IS
Shares sold	409,992	$3,933,082	625,957	$5,940,119
Shares issued on reinvestment	108,205	1,039,461	132,470	1,249,906
Shares repurchased	(1,752,764)	(16,760,306)	(1,344,246)	(12,791,150)
Net decrease	(1,234,567)	$(11,787,763)	(585,819)	$(5,601,125)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,744,218	4,744,218	$4,744,218	4,744,218

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,020	—	—
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,758,192	$1,818,121
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(17,705,527)
Other book/tax temporary differences(a)	(199,643)
Unrealized appreciation (depreciation)(b)	(1,622,047)
Total distributable earnings (loss) — net	$(19,527,217)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Inflation Indexed Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Inflation Indexed Plus Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Inflation Indexed Plus Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$1,683,465
Section 163(j) Interest Earned	§163(j)	$1,737,486
Interest Earned from Federal Obligations	Note (1)	$1,856,634
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Inflation Indexed Plus Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Inflation Indexed Plus Bond Fund

Western Asset
Inflation Indexed Plus Bond Fund
Directors
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Inflation Indexed Plus Bond Fund
The Fund is a separate investment series of Western Asset Funds, Inc.
Western Asset Inflation Indexed Plus Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90203-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.
(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026